Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2017
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2016 and 2017:

	Yen in millions
	March 31,
	2016	2017
Derivative assets
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	—	—
Investments and other assets - Other	4,371	662

Total	4,371	662

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	96,996	61,946
Investments and other assets - Other	230,726	168,292

Total	327,722	230,238

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	34,290	12,357
Investments and other assets - Other	428	164

Total	34,718	12,521

Total derivative assets	366,811	243,421
Counterparty netting	(116,174)	(84,883)
Collateral received	(65,810)	(60,021)

Carrying value of derivative assets	184,827	98,517

Derivative liabilities
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Other current liabilities	—	(64)
Other long-term liabilities	—	—

Total	—	(64)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Other current liabilities	(42,404)	(67,091)
Other long-term liabilities	(180,716)	(158,383)

Total	(223,120)	(225,474)

Foreign exchange forward and option contracts
Other current liabilities	(21,167)	(19,919)
Other long-term liabilities	—	—

Total	(21,167)	(19,919)

Total derivative liabilities	(244,287)	(245,457)
Counterparty netting	116,174	84,883
Collateral posted	94,953	122,231

Carrying value of derivative liabilities	(33,160)	(38,343)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2016 and 2017:

	Yen in millions
	March 31,
	2016		2017
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	41,016	18,312,359	40,837	19,459,677
Foreign exchange forward and option contracts	—	2,742,102	—	2,772,741

Total	41,016	21,054,461	40,837	22,232,418

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2015, 2016 and 2017:

	Yen in millions
	For the years ended March 31,
	2015		2016		2017
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Cost of financing operations	(15,488)	15,595	(133)	122	(339)	1,212

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	(57,015)		119,096		(61,884)
Foreign exchange gain (loss), net	6,459		(379)		12,516
Foreign exchange forward and option contracts
Cost of financing operations	31,738		(16,363)		2,614
Foreign exchange gain (loss), net	(4,108)		115,256		81,614